NOTE 9: ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Note 9 Accounts Payable And Accrued Liabilities
Trade payables and accrued liabilities	$ 1,274,885	$ 1,039,166
Payroll liabilities	280,007	410,389
Accounts payable and accrued liabilities	$ 1,554,892	$ 1,449,555